Income taxes - Cash Paid for Income Taxes, Net of Refunds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Cash paid for income taxes, net of refunds	$ 56.4	$ 63.4	$ 49.0